SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ (40.0)	$ 193.0
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)		7,900
Options granted (in dollars per share)		$ 35.13
Average term to exercise		7 years 6 months
Share price volatility		28.50%
Weighted-average annual dividend yield		4.60%
Risk-free rate		3.90%
Liquidity discount		25.00%
Fair value (in dollars per share)		$ 5.26
Fair value of options granted		$ 41.3
Share options | Management Share Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)		2,104,000
Options granted (in dollars per share)		$ 35.13
Average term to exercise	7 years 4 months 24 days	7 years 6 months
Share price volatility	22.20%	28.50%
Weighted-average annual dividend yield	1.80%	4.60%
Risk-free rate	2.10%	3.90%
Liquidity discount	25.00%	25.00%
Fair value (in dollars per share)	$ 22.39	$ 35.13
Vesting period (up to)		5 years
Expiration period		10 years
Share-based compensation expense	$ 1.0	$ 10.0
Weighted-average fair value of options granted (in dollars per share)	$ 3.50	$ 5.26
Share options | Management Share Option Plan | Brookfield Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)		0
Options granted (in dollars per share)		$ 0
Average term to exercise	7 years 6 months
Share price volatility	24.80%
Weighted-average annual dividend yield	1.40%
Risk-free rate	1.90%
Liquidity discount	25.00%
Fair value (in dollars per share)	$ 46.62
Weighted-average fair value of options granted (in dollars per share)	$ 8.82
Escrowed Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)		4,800
Options granted (in dollars per share)		$ 35.13
Average term to exercise		7 years 6 months
Share price volatility		28.50%
Weighted-average annual dividend yield		4.60%
Risk-free rate		3.90%
Liquidity discount		25.00%
Fair value (in dollars per share)		$ 5.26
Fair value of options granted		$ 25.2
Escrowed Shares | Escrowed Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)		3,251,000
Options granted (in dollars per share)		$ 35.13
Average term to exercise	6 years 10 months 24 days	7 years 6 months
Share price volatility	28.90%	28.50%
Weighted-average annual dividend yield	5.30%	4.60%
Risk-free rate	3.70%	3.90%
Liquidity discount	25.00%	25.00%
Fair value (in dollars per share)	$ 29.64	$ 35.13
Vesting period (up to)		5 years
Expiration period		10 years
Share-based compensation expense	$ 3.0	$ 20.0
Weighted-average fair value of options granted (in dollars per share)	$ 3.83	$ 5.26
Escrowed Shares | Escrowed Stock Plan | Brookfield Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted (in shares)		0
Options granted (in dollars per share)		$ 0
Average term to exercise	7 years 1 month 6 days
Share price volatility	27.00%
Weighted-average annual dividend yield	1.00%
Risk-free rate	4.00%
Liquidity discount	25.00%
Fair value (in dollars per share)	$ 34.84
Weighted-average fair value of options granted (in dollars per share)	$ 7.50
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)		5 years
Share-based compensation expense	$ 1.0	$ 7.0
Deferred Share Unit
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)		5 years
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period (up to)		5 years
Deferred Share Units And Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	(45.0)	$ 156.0
Fair value of vested DSUs and RSUs	$ 369.0	$ 531.0